Total
Epiphany FFV Fund
Investment Objective
The Epiphany FFV Fund (the “FFV Fund”) seeks long-term growth of capital.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds. More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (Fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses deducted from Fund assets)

Example

This Example is intended to help you compare the cost of investing in the FFV Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The FFV Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 81%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser" or “Trinity”). Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although they may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively). The FFV Scorecard® is then applied to the eligible securities. Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard®, companies will generally be excluded that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Produce pornographic media content;

- Engage in scientific research on human fetuses or embryos;

- Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio to correlate to the stock sectors of the Fund’s benchmark. Economic criteria used includes the company’s valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings are equally weighted within each sector and rebalanced quarterly. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the FFV Scorecard®. In such a case, the FFV Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard® is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard®.

Principal Risks

As with all mutual funds, the FFV Fund may not achieve its investment objective. The FFV Fund’s return will vary and you could lose money. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The FFV Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Moral Investing Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares (formerly Class N) for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Fund Class A Annual Total Returns (as of December 31) (sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 11.75% (quarter ended March 31, 2012) and the lowest return for a quarter was -22.41% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Strategic Income Fund
Investment Objective
The Epiphany FFV Strategic Income Fund (the “Strategic Income Fund”) seeks income.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds. More information about these and other discounts is available from your financial professional in the "Investing with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (Fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses deducted from Fund assets)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Strategic Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was 43%.

Principal Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC. Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index. The Fund may also invest in inverse ETFs for hedging purposes. Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark and will be short term in nature. The FFV Scorecard® is applied to the eligible securities. Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

According to the FFV Scorecard®, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Produce pornographic media content;

- Engage in scientific research on human fetuses or embryos;

- Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings. The Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

- Discounted price to potential market value

- Improving credit profiles yet unrecognized by the market

- Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks. The fixed income investments may be of any maturity or credit quality. In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment. These other equity securities will not be subject to the FFV Scorecard®. The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Principal Risks

As with all mutual funds, the Strategic Income Fund may not achieve its investment objective. The Strategic Income Fund’s return will vary and you could lose money. Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency. The Strategic Income Fund is subject to several risks, any of which could contribute to the loss of funds and some of these are listed below:

Convertible Security Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure and Investing Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk. The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk. The Fund may invest in high yield securities, also known as "junk bonds." High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally less active than the market for higher quality securities. This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs contain all of the risks that regular ETFs present. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk. The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Many high yield high risk fixed income securities may be illiquid at times.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Moral Investing Risk. The Adviser and Sub-Adviser invest in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stock Risk. Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk. The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Strategic Income Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 2.38% (quarter ended March 31, 2012) and lowest return for a quarter was -1.79% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Latin America Fund
Investment Objective
The Epiphany FFV Latin America Fund (the “Latin America Fund”) seeks long term growth of capital.
Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (Fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses deducted from Fund assets)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s most recent fiscal year, the portfolio turnover rate was 26%.

Principal Investment Strategy

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the FFV Scorecard®, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser"). The Adviser defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The FFV Scorecard® is applied to countries and potential securities before any investment is initiated. Application of the FFV Scorecard® is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria of FFV Scorecard® is based on the principals of Biblically Responsible Investing and the moral and social justice teachings of the Catholic Church as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines. The criteria are reviewed from time to time by Trinity’s Advisory Board.

A country will generally be excluded from the Fund if it falls under the following categories:

- Government is not a Democracy;

- Lacks economic freedom, i.e. not a free market economy;

- Lacks consistent foreign investment rules;

- Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to the FFV Scorecard®, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Produce pornographic media content;

- Engage in scientific research on human fetuses or embryos;

- Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above as well as other political issues that are not directly related to the company’s primary service or product.

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The FFV Scorecard® is designed to measure a company’s impact on people, communities and the market and is an integral part of the investment process.

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund's portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures. The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the FFV Scorecard®.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile. The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy. Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Principal Risks

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down. You could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency. The Fund is subject to several risks, any of which could cause an investor to lose money. Below are some specific risks of investing in the Fund.

Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk. The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk. The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

ETF and Other Investment Company Risk. The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk. As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure and Investing Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Issuer Risk. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Investment Style Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Latin America Geographic Risk. Because the Fund concentrates the investments in Latin American companies, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Moral Investing Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk. The Funds may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk. Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Latin America Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Epiphany FFV Latin America Fund Class A Annual Total Returns (as of December 31)

(sales loads are not reflected in the bar chart; if these amounts were reflected, returns would be less than those shown)

During the period shown in the bar chart, the highest return for a quarter was 4.82% (quarter ended March 31, 2014) and the lowest return for a quarter was (17.11)% (quarter ended September 30, 2015).
Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.